CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY [Parenthetical] (USD $)	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock, Par Or Stated Value Per Share	$ 0.000128
Ordinary share, par value	$ 0.000256	$ 0.000256